Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 112,031	$ 88,767	$ 78,886
Other comprehensive income (loss), net of tax:
Change in funded status of retirement obligations	10	(2,560)	(1,715)
Unrealized (loss) gain on securities available-for-sale	(12,827)	5,080	9,502
Net Loss on Securities reclassified from available for sale to held to maturity	(7,242)	0	0
Accretion of loss on securities reclassified to held to maturity	988	0	0
Unrealized gain on security reclassified from held to maturity to available for sale	138	0	0
Reclassification adjustment for security gains (losses) included in net income	(405)	105	(691)
Noncredit related component of other-than-temporary impairment on security	22	0	0
Other-than-temporary impairment accretion on debt securities	1,227	874	1,974
Total other comprehensive income (loss)	(18,089)	3,499	9,070
Total comprehensive income	$ 93,942	$ 92,266	$ 87,956